TAXATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES

The Company’s provision for income taxes for the three months ended March 31, 2026 and 2025 consisted of the following:

	Three months ended
	March 31,
	2026	2025

Current tax provision	$2,099	$4,323
Deferred tax provision	-	-
Total provision for income taxes	$2,099	$4,323

The Company’s income tax expenses for the years ended December 31, 2025 and 2024 are as follows. The two VIEs have no income taxes during the years ended December 31, 2025 and 2024.

	Years ended
	December 31,
	2025	2024

Current tax provision	$4,651	$7,824
Deferred tax provision	-	-
Total provision for income taxes	$4,651	$7,824

SCHEDULE OF FEDERAL STATUTORY INCOME TAX RATE

The following table reconciles the U.S. federal statutory income tax rate to the Company’s effective tax rate for the three months ended March 31, 2026 and 2025:

	Three months ended March 31,
	2026($)	2026(%)	2025 ($)		2025(%)
Tax provision	$31,017	21%		$(15,299)	21.00%
Effect of State taxes	$1,658	1.12%		$3,415	(4.69)%
federal effect of state tax in deferred	$1,427	0.97%		$12,785	(17.55)%
Foreign tax rate differential	$-	0.00%		$3,553	(4.88)%
R&D tax credits	$-)	0.00%	$	-)	0.00%
Change in valuation allowance	$(29,270)	(19.82)%		$1,374	(1.89)%
Credits generated in current year	$(1,181)	0.80%		$(1,507)	2.07%
FDII	$(1,054)	0.71%		$-	0.00%
Permanent differences	$-	0.00%		$2	0.00%
RTP	$-	0.00%		$-	0.00%
Federal Tax - PY	$-	0.00%		$-	0.00%
Federal Penalties	$-	0.00%		$-	0.00%
Rounding	$(499)	(0.34)%		-	0.00%
Effective tax rate	$2,099	1.42%		$4,323	(5.93)%

The following table reconciles the U.S. federal statutory income tax rate to the Company’s effective tax rate for the years ended December 31, 2025 and 2024:

	Years ended
	December 31,
	2025 ($) (000s)	2025 (%)	2024 (%)
Expected tax at 21%	$(5,211)	21.00%	21.00%
State and Local Taxes, Net of Federal Benefit	$5	(0.02)%	2.62%
Foreign Tax Effects:
China - Foreign rate differential	$0.00	0.00%	(0.26)%
Effect of Changes in Tax Laws or Rates Enacted in the Current Period	$0.00	0.00%	0.00%
Effect of Cross Border Tax Laws
FDII deduction	$0.00	0.00%
Tax Credits
R&D Tax Credits	$(3)	0.01%	3.34%
Changes in Valuation Allowance	$(153)	0.61%	(27.06)%
Change in Warrant Valuation	$5,365	(21.62)%	-
Nontaxable or Non-deductible items:
Penalties	$2	0.00%	(0.46)%
Other non-deductible expenses	$0.00	0.00%	0.00%
Changes in Unrecognized Tax Benefits	$0.00	0.00%	0.00%
Other Adjustments:
Impact of Annual ETR and Q4 loss impact	$0.00	0.00%	0.00%
Effective tax rate	$5	0.02%	(0.71)%

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

As of March 31, 2026 and December 31, 2025, the Company had no net deferred tax assets due to a full valuation allowance recorded against its deferred tax assets. The components of deferred tax assets and liabilities were as follows:

	March 31,	December 31,
	2026	2025

Deferred tax asset attributable to:
Tax effect of net operating losses carried forward	$277,994	$290,635
Section 174 costs, net	49,891	66,522
Warranty liabilities	9,673	9,295
Inventory reserve	67,431	67,431
Tax credits	66,912	66,716
State tax	(19,562)	(18,793)
Lease Liability	13,312	27,784
Right of Use Asset	(12,266)	(25,543)
FIN 48	1,392	-
Deferred tax assets	454,777	484,047
Less: valuation allowance	(454,777)	(484,047)
Deferred tax assets, net	$-	$-

The components of deferred tax assets are as follows:

	December 31,	December 31,
	2025	2024

Deferred tax asset attributable to:
Tax effect of net operating losses carried forward	$290,635	$127,579
Section 174 costs, net (1)	66,522	125,323
Warranty liabilities	9,295	19,797
Inventory reserve	67,431	315,285
Tax credits	66,716	61,832
State tax	(18,793)	(18,863)
Lease Liability	27,784	-
Right of Use Asset	(25,543)	-
Deferred tax assets	484,047	630,953
Less: valuation allowance	(484,047)	(630,953)
Deferred tax assets, net	$-	$-

(1)

IRC Section 174 Research and Development (R&D) Expense Capitalization:

The Company is subject to U.S. research and experimental (“R&E”) expense rules under IRC Section 174. Prior to the enactment of the One, Big, Beautiful Bill Act (“OBBBA”) in 2025, R&E expenditures were required to be capitalized and amortized over five years for domestic research activities and fifteen years for foreign research activities, resulting in temporary differences and corresponding deferred tax assets.

The OBBBA, enacted in 2025, restores the immediate deductibility of domestic R&E expenditures for tax purposes beginning in tax years after enactment. As a result, domestic R&E costs incurred in 2025 and thereafter are fully expensed as incurred for tax purposes, eliminating the creation of new deferred tax assets related to domestic R&E capitalization. The requirement to capitalize and amortize foreign R&E expenditures remains unchanged.

Deferred tax assets related to previously capitalized domestic R&E expenditures continue to be amortized over their remaining recovery periods. The Company has evaluated the impact of this legislative change and adjusted its deferred tax balances accordingly. The enactment reduces future temporary differences associated with domestic R&E expenditures and may result in the reversal of existing deferred tax assets over time. The impact of the OBBBA on the Company’s deferred tax assets and income tax provision for the year ended December 31, 2025 was not material.

The enactment of the OBBBA is not expected to have a material impact on the Company’s effective tax rate due to the Company’s valuation allowance position.

SCHEDULE OF UNRECOGNIZED TAX BENEFITS

A reconciliation of the amount of unrecognized tax benefits is as follows:

	March 31,	December 31,
	2026	2025

Beginning balances	$6,627	$6,627
Increases related to current year tax positions	-	-
Ending balances	$6,627	$6,627

The following table presents the aggregate changes in the balance of gross unrecognized tax benefits:

	Years ended
	December 31,
	2025	2024

Beginning balances	$6,627	$6,627
Increases related to current year tax positions	-	-
Ending balances	$6,627	$6,627